MANAGEMENT AGREEMENT AND AFFILIATE TRANSACTIONS - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Management fees and incentive allocation to affiliate	$ 15,638	$ 13,073	$ 16,541
Non-controlling interest share of net loss	(26,472)	(16,522)	(17,571)
Jefferson Terminal
Related Party Transaction [Line Items]
Non-controlling interest share of net loss	(26,472)	(16,522)	(17,571)
Management fees
Related Party Transaction [Line Items]
Management fees and incentive allocation to affiliate	15,638	13,073	10,722
Capital Gains Incentive Fee
Related Party Transaction [Line Items]
Management fees and incentive allocation to affiliate	0	0	5,819
Reimbursable Expenses [Member]
Related Party Transaction [Line Items]
Management fees and incentive allocation to affiliate	5,042	4,735	4,461
Reimbursable Expenses [Member] | General and administrative
Related Party Transaction [Line Items]
Management fees and incentive allocation to affiliate	3,937	4,053	3,747
Reimbursable Expenses [Member] | Acquisition and transaction expenses
Related Party Transaction [Line Items]
Management fees and incentive allocation to affiliate	1,105	682	714
Corporate Expenses [Member]
Related Party Transaction [Line Items]
Management fees and incentive allocation to affiliate	15,656	4,538	7,134
Corporate Expenses [Member] | General and administrative
Related Party Transaction [Line Items]
Management fees and incentive allocation to affiliate	4,776	4,469	3,722
Corporate Expenses [Member] | Acquisition and transaction expenses
Related Party Transaction [Line Items]
Management fees and incentive allocation to affiliate	$ 10,880	$ 69	$ 3,412